December 15, 2020

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Blue Chip Growth Fund, Inc.

  T. Rowe Price Blue Chip Growth Fund—Advisor Class

  T. Rowe Price Blue Chip Growth Fund—I Class

  T. Rowe Price Blue Chip Growth Fund—R Class

  T. Rowe Price Blue Chip Growth Fund—Z Class

 File Nos. 033-49581/811-7059

 T. Rowe Price Corporate Income Fund, Inc.

  T. Rowe Corporate Income Fund—I Class

  T. Rowe Corporate Income Fund—Z Class

 File Nos.: 033-62275/811-07353

 T. Rowe Price Dividend Growth Fund, Inc.

  T. Rowe Price Dividend Growth Fund—Advisor Class

  T. Rowe Price Dividend Growth Fund—I Class

  T. Rowe Price Dividend Growth Fund—Z Class

 File Nos. 033-49187/811-7055

 T. Rowe Price Equity Income Fund, Inc.

  T. Rowe Price Equity Income Fund—Advisor Class

  T. Rowe Price Equity Income Fund—I Class

  T. Rowe Price Equity Income Fund—R Class

  T. Rowe Price Equity Income Fund—Z Class

 File Nos. 033-00070/811-4400

 T. Rowe Price GNMA Fund, Inc.

  T. Rowe Price GNMA Fund—I Class

  T. Rowe Price GNMA Fund—Z Class

 File Nos.: 033-01041/811-4441

 T. Rowe Price Inflation Protected Bond Fund, Inc.

  T. Rowe Price Inflation Protected Bond Fund—I Class

  T. Rowe Price Inflation Protected Bond Fund—Z Class

 File Nos.: 333-99241/811-21185

 T. Rowe Price International Funds, Inc.

  T. Rowe Price Africa & Middle East Fund

  T. Rowe Price Africa & Middle East Fund—I Class

  T. Rowe Price Africa & Middle East Fund—Z Class

  T. Rowe Price Emerging Europe Fund

  T. Rowe Price Emerging Europe Fund—I Class

  T. Rowe Price Emerging Europe Fund—Z Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Advisor Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund—I Class

  T. Rowe Price Emerging Markets Local Currency Bond Fund—Z Class

  T. Rowe Price European Stock Fund

  T. Rowe Price European Stock Fund—I Class

  T. Rowe Price European Stock Fund—Z Class

  T. Rowe Price International Discovery Fund

  T. Rowe Price International Discovery Fund—I Class

  T. Rowe Price International Discovery Fund—Z Class

  T. Rowe Price Japan Fund

  T. Rowe Price Japan Fund—I Class

  T. Rowe Price Japan Fund—Z Class

  T. Rowe Price Latin America Fund

  T. Rowe Price Latin Fund—I Class

  T. Rowe Price Latin Fund—Z Class

  T. Rowe Price New Asia Fund

  T. Rowe Price New Asia Fund—I Class

  T. Rowe Price New Asia Fund—Z Class

 File Nos. 002-65539/811-2958

 T. Rowe Price Short-Term Bond Fund, Inc.

  T. Rowe Price Short-Term Bond Fund—Advisor Class

  T. Rowe Price Short-Term Bond Fund—I Class

  T. Rowe Price Short-Term Bond Fund—Z Class

  T. Rowe Price Ultra Short-Term Bond Fund

  T. Rowe Price Ultra Short-Term Bond Fund—I Class

  T. Rowe Price Ultra Short-Term Bond Fund—Z Class

 File Nos.: 002-87568/811-3894

 T. Rowe Price U.S. Treasury Funds, Inc.

  U.S. Treasury Intermediate Index Fund

  U.S. Treasury Intermediate Index Fund—I Class

  U.S. Treasury Intermediate Index Fund—Z Class

 File Nos.: 033-30531/811-5860

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under 485(b) on December 11, 2020.

The Funds’ prospectuses and SAI went effective automatically on December 15, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman